Legal Actions (Details)		130 Months Ended
	Jul. 13, 2012 USD ($)	Dec. 31, 2016 USD ($) legal_action
Liability for Contingent Litigation Losses [Member]
Legal Actions (Textual) [Abstract]
Range of possible loss, portion not accrued		$ 1,800,000,000
In re Interchange Litigation [Member]
Legal Actions (Textual) [Abstract]
Amounts to be paid in connection with legal or regulatory matters	$ 6,600,000,000
Distribution to class merchants (percent)	0.10%
Distribution period to class merchants	8 months
VALoanGuaranty [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Number of Plaintiffs | legal_action		2
Minimum [Member] | VALoanGuaranty [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Damages Sought, Value		$ 5,500
Maximum [Member] | VALoanGuaranty [Member]
Legal Actions (Textual) [Abstract]
Loss Contingency, Damages Sought, Value		$ 11,000